INCOME TAXES - Narrative (Details) $ in Millions	Dec. 31, 2020 USD ($)
Foreign
Operating loss carryforwards
Net operating loss carryforwards	$ 18.3
State and Local
Operating loss carryforwards
Net operating loss carryforwards	$ 1.2